Additional disclosure items (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Disclosure of fees to auditors

	2025	2024	2023
	KPMG		Ernst & Young
	(US$ millions)
Audit fees	4.7	4.4	5.6
Audit related fees	0.8	—	0.8
Tax fees	—	0.1	0.2
Other fees	—	0.1	0.3
Total	5.6	4.6	6.9

Non-cash investing and financing activities from continuing operations
Non-cash investing and financing activities from continuing operations

	Note	2025	2024	2023
		(US$ millions)
Investing activities
Acquisition of property, plant and equipment	E.2.2.	(3)	(40)	121
Acquisition of lease right of use assets obtained in exchange of lease liabilities (see note A.1.3)	E.3.	1,210	126	63
Asset retirement obligations	E.2.2.	49	27	30
Financing activities
Share based compensation	B.4.1.	14	50	52

Disclosure of transactions between related parties
The Group had the following transactions with related parties:

Expenses	2025	2024	2023
	(US$ millions)
Purchases of goods and services from EPM	(57)	(47)	(45)
Iliad Holding Group	(6)	(4)	—
Other expenses	(10)	(10)	(10)
Total	(73)	(61)	(55)

Income and gains	2025	2024	2023
	(US$ millions)
Sale of goods and services to EPM	16	14	12
Iliad Holding Group	—	—	—
Other revenue	—	—	—
Total	17	14	12
The Group had the following balances with related parties:

	December 31
	2025	2024
Liabilities	(US$ millions)
Payables to Honduras joint venture(ii)	192	133
Payables to EPM	38	32
Payable to Iliad Holding Group	195	2
Other accounts payable	2	2
Total	427	170
(ii)    Mainly dividends.

	December 31
	2025	2024
Assets	(US$ millions)
Receivables from EPM	2	3
Receivables from Honduras joint venture	19	12
Total	22	15